Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 9.1%
AIB Group PLC	907,955	$4,209,776
Bank of Ireland Group PLC	443,186	4,149,455
Permanent TSB Group Holdings PLC(a)	97,817	178,344
		8,537,575
Beverages — 2.1%
C&C Group PLC	1,140,105	1,928,695

Building Products — 4.7%
Kingspan Group PLC	55,629	4,420,552

Containers & Packaging — 6.9%
Ardagh Metal Packaging SA	434,725	1,747,595
Smurfit Kappa Group PLC	124,535	4,731,350
		6,478,945
Food Products — 12.6%
Dole PLC	179,493	2,065,964
Glanbia PLC	251,023	4,245,544
Kerry Group PLC, Class A	53,209	4,306,667
Origin Enterprises PLC	325,569	1,227,934
		11,846,109
Health Care Providers & Services — 1.8%
Uniphar PLC(a)	675,271	1,664,849

Hotels, Restaurants & Leisure — 24.4%
Dalata Hotel Group PLC	617,699	2,770,146
Flutter Entertainment PLC, Class DI(a)	129,054	20,137,844
		22,907,990
Household Durables — 4.7%
Cairn Homes PLC(a)	1,830,278	2,536,693
Glenveagh Properties PLC(a)(b)	1,597,376	1,863,934
		4,400,627
Independent Power and Renewable Electricity Producers — 0.9%
Greencoat Renewables PLC, NVS	788,701	832,746

Insurance — 0.2%
FBD Holdings PLC	15,651	189,954

Life Sciences Tools & Services — 19.9%
ICON PLC(a)	69,948	18,671,919
Security	Shares	Value

Marine Transportation — 0.4%
Irish Continental Group PLC	84,430	$408,120

Metals & Mining — 1.2%
Kenmare Resources PLC	220,695	1,114,465

Passenger Airlines — 4.6%
Ryanair Holdings PLC, ADR(a)	36,399	4,303,090

Pharmaceuticals — 0.0%
GH Research PLC(a)	7,569	47,231

Residential REITs — 1.5%
Irish Residential Properties REIT PLC	1,309,851	1,384,693

Trading Companies & Distributors — 4.5%
Grafton Group PLC	412,081	4,221,205

Total Long-Term Investments — 99.5%
(Cost: $90,233,726)		93,358,765

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $40,000)		40,000

Total Investments — 99.5%
(Cost: $90,273,726)		93,398,765

Other Assets Less Liabilities — 0.5%		477,496

Net Assets — 100.0%		$93,876,261

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(20,000	)(a)	$—	$—	$40,000	40,000	$587	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	9	12/15/23	$431	$12,551

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,606,866	$54,751,899	$—	$93,358,765
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$38,646,866	$54,751,899	$—	$93,398,765
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$12,551	$—	$12,551

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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